Document And Entity Information	Feb. 17, 2022
Document Information Line Items
Entity Registrant Name	GRIFFON CORPORATION
Trading Symbol	GFF
Document Type	8-K
Current Fiscal Year End Date	--09-30
Amendment Flag	false
Entity Central Index Key	0000050725
Document Period End Date	Feb. 17, 2022
Entity Emerging Growth Company	false
Entity File Number	1-06620
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-1893410
Entity Address, Address Line One	712 Fifth Avenue
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	957-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.25 par value per share
Security Exchange Name	NYSE